Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.664%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,493,965.93

Principal:
Principal Collections	$29,720,718.16
Prepayments in Full	$16,124,723.29
Liquidation Proceeds	$543,577.41
Recoveries	$72,345.04
Sub Total	$46,461,363.90
Collections	$49,955,329.83

Purchase Amounts:
Purchase Amounts Related to Principal	$117,133.91
Purchase Amounts Related to Interest	$587.01
Sub Total	$117,720.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,073,050.75

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,073,050.75
Servicing Fee	$995,865.94	$995,865.94	$0.00	$0.00	$49,077,184.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,077,184.81
Interest - Class A-2a Notes	$91,068.04	$91,068.04	$0.00	$0.00	$48,986,116.77
Interest - Class A-2b Notes	$68,526.46	$68,526.46	$0.00	$0.00	$48,917,590.31
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$48,349,383.64
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$48,174,806.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,174,806.81
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$48,080,847.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,080,847.81
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$48,012,982.39
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,012,982.39
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$47,929,762.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,929,762.81
Regular Principal Payment	$43,617,511.40	$43,617,511.40	$0.00	$0.00	$4,312,251.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,312,251.41
Residual Released to Depositor	$0.00	$4,312,251.41	$0.00	$0.00	$0.00
Total		$50,073,050.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$43,617,511.40
Total					$43,617,511.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,026,595.26	$73.93	$91,068.04	$0.28	$24,117,663.30	$74.21
Class A-2b Notes	$19,590,916.14	$73.93	$68,526.46	$0.26	$19,659,442.60	$74.19
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$43,617,511.40	$23.21	$1,147,422.00	$0.61	$44,764,933.40	$23.82

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$151,780,068.32	0.4670156	$127,753,473.06	0.3930876
Class A-2b Notes	$123,759,132.64	0.4670156	$104,168,216.50	0.3930876
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,124,899,200.96	0.5985544	$1,081,281,689.56	0.5753457

Pool Information
Weighted Average APR	3.568%	3.559%
Weighted Average Remaining Term	45.35	44.52
Number of Receivables Outstanding	62,697	61,327
Pool Balance	$1,195,039,129.74	$1,148,049,684.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,133,117,797.35	$1,088,795,444.26
Pool Factor	0.6155559	0.5913520

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$17,220,745.26
Yield Supplement Overcollateralization Amount	$59,254,240.06
Targeted Overcollateralization Amount	$66,767,994.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,767,994.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		142	$483,292.65
(Recoveries)		56	$72,345.04
Net Loss for Current Collection Period			$410,947.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4127%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3315%
Second Prior Collection Period			0.4377%
Prior Collection Period			0.4903%
Current Collection Period			0.4209%
Four Month Average (Current and Prior Three Collection Periods)			0.4201%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,280	$4,851,172.87
(Cumulative Recoveries)			$313,136.49
Cumulative Net Loss for All Collection Periods			$4,538,036.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2338%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,127.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,990.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	669	$14,753,210.50
61-90 Days Delinquent	0.14%	71	$1,625,892.38
91-120 Days Delinquent	0.04%	17	$446,265.10
Over 120 Days Delinquent	0.04%	17	$435,895.27
Total Delinquent Receivables	1.50%	774	$17,261,263.25

Repossession Inventory:
Repossessed in the Current Collection Period		35	$826,595.72
Total Repossessed Inventory		60	$1,565,846.71

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1295%
Prior Collection Period			0.1627%
Current Collection Period			0.1712%
Three Month Average			0.1545%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer